Additional information about derivatives financial instruments - Protection program for EUR denominated debt instruments (Details) - EUR fixed rate vs. US$ fixed rate swap € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Derivative financial instruments.
Receivable | €		€ 500		€ 500
Payable			$ 613		$ 613
Average receivable rate		3.75%	3.75%
Average payable rate		4.29%	4.29%
Fair value of liabilities			$ (56)		$ (35)
Financial settlement inflows (outflows)	$ (6)
Value at risk			4
2021
Derivative financial instruments.
Fair value of liabilities			(6)
2022+
Derivative financial instruments.
Fair value of liabilities			$ (51)